Note 10 - Fixed Assets - Components of Fixed Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Cost	$ 358,246	$ 307,209
Accumulated depreciation	229,025	200,012
Net	129,221	107,197
Building [Member]
Cost	2,558	2,521
Accumulated depreciation	1,321	1,178
Net	1,237	1,343
Vehicles [Member]
Cost	8,539	2,563
Accumulated depreciation	2,505	1,628
Net	6,034	935
Furniture and Fixtures [Member]
Cost	82,117	66,338
Accumulated depreciation	53,353	48,194
Net	28,764	18,144
Computer Equipment [Member]
Cost	151,246	139,685
Accumulated depreciation	114,429	101,532
Net	36,817	38,153
Leasehold Improvements [Member]
Cost	113,786	96,102
Accumulated depreciation	57,417	47,480
Net	$ 56,369	$ 48,622